Donations and Community Investments - Summary Of Donations and Community Investments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of Donations and Community Investments [Line Items]
Local donations and community investments	[1]	$ 3,694	$ 2,934
Partner donations and community investments	[2]	5,676	6,024
Environmental and innovation investments	[3]	1,366	0
Total donations and community investments		$ 10,736	$ 8,958

[1]	The Local Community Investment Program supports organizations in Vancouver and the Cayman Islands, where Wheaton’s offices are located.
[2]	The Partner Community Investment Program supports the communities influenced by Mining Partners’ operations.
[3]	Includes the Company’s funding of initiatives that seek to reduce environmental impacts and support innovation and efficiency in mining, including costs associated with the Future of Mining Challenge.